Unaudited Interim Condensed Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands		Total	Share capital	Premiums related to the share capital	Reserves	Translation reserve	Net (income) loss
Beginning balance at Dec. 31, 2019		€ 85,560	€ 1,794	€ 281,688	€ (136,607)	€ 1,344	€ (62,659)
Net loss for the period		(34,962)					(34,962)
Other comprehensive income		9			25	(16)
Comprehensive income (loss)		(34,953)	0	0	25	(16)	(34,962)
Allocation of prior period loss		0		(54,208)	(8,451)		62,659
Allocation of reserves on premiums		0		(119,282)	119,282
Issue of ordinary shares		119	2	117
Share-based payment		384			384
Ending balance at Jun. 30, 2020		51,110	1,796	108,315	(25,367)	1,328	(34,962)
Beginning balance at Dec. 31, 2020		26,539	2,006	120,705	(24,616)	1,744	(73,300)
Net loss for the period		(27,952)					(27,952)
Other comprehensive income		(111)			42	(153)
Comprehensive income (loss)		(28,063)	0	0	42	(153)	(27,952)
Allocation of prior period loss		0		(71,037)	(2,263)		73,300
Issue of ordinary shares	[1]	39,834	638	39,196
Transaction costs	[2]	(2,655)		(2,655)
Share-based payment		707			707
Ending balance at Jun. 30, 2021		€ 36,362	€ 2,644	€ 86,209	€ (26,130)	€ 1,591	€ (27,952)

[1]	Includes €24,869 thousand related to the Registered Offering, €6,616 thousand to shares sold under the at-the-market (“ATM”) program (refer to note 4.5) and €8,350 thousand linked to the conversion of convertible notes (refer to note 4.6.1).
[2]	Includes €2,414 thousand related to the Registered Offering and €241 thousand to shares sold under the at-the-market (“ATM”) program.